Significant Accounting Policies - Narrative (Details) $ / shares in Units, $ in Thousands		3 Months Ended								12 Months Ended
		Dec. 31, 2018 USD ($) contract	Sep. 30, 2018 USD ($)	Jun. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2017 USD ($) contract	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2018 USD ($) contract $ / shares		Dec. 31, 2017 USD ($) contract $ / shares		Dec. 31, 2016 USD ($) contract $ / shares		Jan. 01, 2019 USD ($)	Jan. 01, 2018 USD ($)
Significant Accounting Policies [Line Items]
Carrying amount of the investments, included in other assets		$ 181,171				$ 189,386				$ 181,171		$ 189,386		$ 193,413
Liability for estimated future capital contributions to the investments		$ 182,994				$ 179,026				$ 182,994		$ 179,026		$ 178,584
Number of derivative contracts outstanding | contract		0				0				0		0		0
Allowance for doubtful accounts		$ 45,883				$ 52,997				$ 45,883		$ 52,997		$ 40,450
Inventory valuation reserves		105,871				103,698				$ 105,871		$ 103,698		$ 87,715
Useful life of intangible assets										17 years		17 years		10 years
Amounts outstanding under standby letter of credit agreements		65,622				75,272				$ 65,622		$ 75,272		$ 43,658
Foreign currency translation adjustments		(607,652)				(353,346)				(607,652)		(353,346)		(501,277)
Prior service costs and net actuarial losses related to pension and other postretirement benefit plans		67,091				84,863				67,091		84,863		125,096
Unrealized net gains (losses) on marketable equity securities						2,320						2,320		1,015
Unrealized net gains on cash flow hedges		44,809				51,019				44,809		51,019
Research and development costs included in technical expenditures										51,922		58,474		58,041
Advertising cost										357,843		374,059		351,002
Reclassification of opening unrealized gains to retained earnings																	$ 0
Revenue		4,064,221	$ 4,731,470	$ 4,773,796	$ 3,965,006	3,979,564	$ 4,507,020	$ 3,735,817	$ 2,761,387	17,534,493		14,983,788		11,855,602
Selling, general and administrative expense	[1]									(5,033,780)		(4,797,641)		(4,140,260)
Income tax credit						668,779				$ (250,904)	[2]	$ 300,178	[2]	$ (462,530)	[2]
Reduction of diluted net income per share from continuing operations (in dollars per share) | $ / shares	[2]									$ (11.67)		$ (18.64)		$ (11.99)
Reduction of finished goods	[3]	(1,426,366)				(1,356,429)				$ (1,426,366)		$ (1,356,429)		$ (898,627)
Reduction of deferred income taxes														(57,162)
Reduction of retained earnings	[3]	$ (6,246,548)				(5,458,416)				(6,246,548)		(5,458,416)		(4,049,497)
Reduction to segment profit										(2,611,000)		(2,235,000)		(2,164,000)
Performance Coatings Group
Significant Accounting Policies [Line Items]
Revenue										5,166,000		3,706,000		1,946,000
Consumer Brands Group
Significant Accounting Policies [Line Items]
Revenue										$ 2,739,000		2,155,000		1,528,000
Change in Inventory Accounting Principle
Significant Accounting Policies [Line Items]
Income tax credit												$ 14,595
Reduction of diluted net income per share from continuing operations (in dollars per share) | $ / shares												$ 0.47
Reduction of finished goods						58,910						$ 58,910
Reduction of deferred income taxes						14,595						14,595
Reduction of retained earnings						$ 44,315						44,315
Change in Inventory Accounting Principle | Performance Coatings Group
Significant Accounting Policies [Line Items]
Reduction to segment profit												35,722
Change in Inventory Accounting Principle | Consumer Brands Group
Significant Accounting Policies [Line Items]
Reduction to segment profit												23,188
Minimum
Significant Accounting Policies [Line Items]
Useful life of intangible assets										15 years
Maximum
Significant Accounting Policies [Line Items]
Useful life of intangible assets										20 years
Retained Earnings
Significant Accounting Policies [Line Items]
Reclassification of opening unrealized gains to retained earnings																	$ 2,320
Cost of Goods Sold
Significant Accounting Policies [Line Items]
Pension and other postretirement benefit plan expense										$ 3,483
SG&A
Significant Accounting Policies [Line Items]
Pension and other postretirement benefit plan expense										13,930
ASU 2014-09 | Difference between Revenue Guidance in Effect before and after Topic 606
Significant Accounting Policies [Line Items]
Revenue										(103,108)
Selling, general and administrative expense										103,108
ASU 2017-07
Significant Accounting Policies [Line Items]
Selling, general and administrative expense												$ (12,200)		$ (5,800)
ASU 2017-07 | Other Expense (Income) - Net
Significant Accounting Policies [Line Items]
Pension and other postretirement benefit plan expense										$ 26,888
ASU 2016-02 | Minimum
Significant Accounting Policies [Line Items]
Lease assets																$ 1,600,000
Lease liabilities																1,600,000
ASU 2016-02 | Maximum
Significant Accounting Policies [Line Items]
Lease assets																1,800,000
Lease liabilities																$ 1,800,000

[1]	The years ended December 31, 2017 and 2016 have been adjusted for the adoption of ASU No. 2017-07.
[2]	The year ended December 31, 2017 has been adjusted for an inventory accounting change.
[3]	December 31, 2017 has been adjusted for an inventory accounting change.